Interests in Other Entities - Summary of Principal Direct and Indirect Subsidiaries Classified by Operating Segment (Detail)	12 Months Ended
Dec. 31, 2018
Engineering and construction [member] | GyM S A [member]
Disclosure of subsidiaries [line items]
Name	GyM S.A.
Country	Peru, and Colombia
Economic activity	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.
Engineering and construction [member] | GyM Chile S.p.A. [member]
Disclosure of subsidiaries [line items]
Name	GyM Chile S.p.A.
Country	Chile
Economic activity	Electromechanical assemblies and services to energy, oil, gas and mining sector.
Engineering and construction [member] | Vial y Vives-DSD S.A. [member]
Disclosure of subsidiaries [line items]
Name	Vial y Vives - DSD S.A.
Country	Chile
Economic activity	Electromechanical assemblies and services. Develop activities related to the construction of engineering projects, civil construction projects and electromechanical assemblies, as well as architectural design and installations in general. Construction and assemblies and electromechanical services in the sectors of energy, oil, gas and mining.
Engineering and construction [member] | GMI SA [member]
Disclosure of subsidiaries [line items]
Country	Peru, Mexico, and Bolivia
Economic activity	Advisory and consultancy services in engineering, carrying out studies and projects, managing projects and supervision of works.
Engineering and construction [member] | Morelco S.A.S. [member]
Disclosure of subsidiaries [line items]
Country	Colombia and Ecuador
Economic activity	Providing construction and assembly services, supplying equipment and material to design, build, assemble, operate and maintain all types of mechanical engineering, instrumentation, and civil work.
Infrastructure [member] | GMP S.A. [member]
Disclosure of subsidiaries [line items]
Country	Peru
Economic activity	Oil and oil by-products extraction services, as well as providing storage and fuel dispatch services.
Infrastructure [member] | Oiltanking Andina Services S.A. [member]
Disclosure of subsidiaries [line items]
Country	Peru
Economic activity	Operation of the gas processing plant of Pisco - Camisea.
Infrastructure [member] | Transportadora de Gas Natural Comprimido Andino S.A.C. [member]
Disclosure of subsidiaries [line items]
Name	Transportadora de Gas Natural Comprimido Andino S.A.C.
Country	Peru
Economic activity	Supply, process and market natural gas and its derivative products.
Infrastructure [member] | CONCARSA [member]
Disclosure of subsidiaries [line items]
Name	Concar S.A.
Country	Peru
Economic activity	Highway and roads concessions operation and maintenance.
Infrastructure [member] | GyM Ferrovias SA. [member]
Disclosure of subsidiaries [line items]
Name	GyM Ferrovias S.A.
Country	Peru
Economic activity	Concession for the operation of the public transportation system of the Line 1 of the Lima Metro (Metro de Lima Metropolitana).
Infrastructure [member] | Survial S.A. [member]
Disclosure of subsidiaries [line items]
Name	Survial S.A.
Country	Peru
Economic activity	Concession for constructing, operating and maintaining Section 1 of the "Southern Inter-oceanic" highway.
Infrastructure [member] | Norvial S.A. [member]
Disclosure of subsidiaries [line items]
Name	Norvial S.A.
Country	Peru
Economic activity	Concession for restoring, operating and maintaining the "Ancon - Huacho - Pativilca" section of the Panamericana Norte road.
Infrastructure [member] | Concesin Canchaque S.A. [member]
Disclosure of subsidiaries [line items]
Name	Concesion Canchaque S.A.C.
Country	Peru
Economic activity	Concession for operating and maintaining of the Buenos Aires - Canchaque highway.
Infrastructure [member] | Concesionaria Va Expresa Sur SA[member]
Disclosure of subsidiaries [line items]
Name	Concesionaria Via Expresa Sur S.A.
Country	Peru
Economic activity	Concession for designing, constructing, operating and maintaining the Via Expresa - Paseo de la Republica in Lima.
Real estate [member] | Viva GyM SA [member]
Disclosure of subsidiaries [line items]
Name	VIVA GyM S.A.
Country	Peru
Economic activity	Developing and managing real estate projects directly or together with other partners.
Parent company operation [member] | Adexus S.A. [member]
Disclosure of subsidiaries [line items]
Name	Adexus S.A.
Country	Chile, Peru,
Economic activity	IT solutions services.
Parent company operation [member] | CAM Holding S.p.A. [member]
Disclosure of subsidiaries [line items]
Name	CAM Holding S.p.A.
Country	Chile
Economic activity	Electric and technological services for the power industry.
Parent company operation [member] | Generadora Arabesco S.A. [member]
Disclosure of subsidiaries [line items]
Name	Generadora Arabesco S.A.
Country	Peru
Economic activity	Implementing projects related to electric power-generating activities.
Parent company operation [member] | Larcomar S.A. [member]
Disclosure of subsidiaries [line items]
Name	Larcomar S.A.
Country	Peru
Economic activity	Exploiting land right to use the Larcomar Shopping Center.
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of subsidiaries [line items]
Name	Promotora Larcomar S.A.
Country	Peru
Economic activity	Building a hotel complex on a plot of land located in the district of Miraflores.
Parent company operation [member] | Promotores Asociados de Inmobiliarias S.A. [member]
Disclosure of subsidiaries [line items]
Name	Promotores Asociados de Inmobiliarias S.A.
Country	Peru
Economic activity	Operating in the real-estate industry and engaged in the development and sale of office premises in Peru.
Parent company operation [member] | Negocios del Gas S.A. [member]
Disclosure of subsidiaries [line items]
Name	Negocios del Gas S.A.
Country	Peru
Economic activity	Construction, operation, and maintenance of the pipeline system to transport natural gas and liquids.
Parent company operation [member] | Inversiones en Autopistas S.A.[member]
Disclosure of subsidiaries [line items]
Name	Inversiones en Autopistas S.A.
Country	Peru
Economic activity	Holding company of shares, participation or any other credit instrument or investment document.